FINANCIAL INSTRUMENTS - CARRYING VALUE AND ESTIMATED FAIR VALUE OF THE PARTNERSHIP'S FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Non-Derivatives:
Cash and cash equivalents	$ 115,877	$ 246,954	$ 301,486	$ 65,710
Restricted cash and short-term deposits	22,356	27,306	$ 16,845	$ 44,927
2015 and 2017 Norwegian Bonds	1,262,000	1,371,000
Derivatives:
Derivative asset	29,514	11,962
Derivative liability	674	1,618
Deferred financing costs	13,900	16,600
Carrying Value | Level 1
Non-Derivatives:
Cash and cash equivalents	115,877	246,954
Restricted cash and short-term deposits	171,959	182,933
Carrying Value | Level 1 | Norwegian Bonds
Non-Derivatives:
2015 and 2017 Norwegian Bonds	400,000	400,000
Carrying Value | Level 2
Non-Derivatives:
Long-term debt, floating	875,984	987,584
Capital lease obligations	124,569	128,081
Carrying Value | Level 2 | Interest Rate Swap
Derivatives:
Derivative asset	29,514	11,962
Derivative liability	674	1,618
Carrying Value | Level 2 | Earn Out Units
Derivatives:
Derivative liability	2,900	7,400
Fair Value | Level 1
Non-Derivatives:
Cash and cash equivalents, fair value	115,877	246,954
Restricted cash and short-term deposits, fair value	171,959	182,933
Fair Value | Level 1 | Norwegian Bonds
Non-Derivatives:
2015 and 2017 Norwegian Bonds, fair value	$ 397,751	$ 392,445
Derivatives:
Fair value of high yield bonds of face value	99.40%	98.10%
Fair Value | Level 2
Non-Derivatives:
Long-term debt, floating, fair value	$ 875,984	$ 987,584
Capital lease obligations, fair value	124,569	128,081
Fair Value | Level 2 | Interest Rate Swap
Derivatives:
Derivative asset	29,514	11,962
Derivative liability	674	1,618
Fair Value | Level 2 | Earn Out Units
Derivatives:
Derivative liability	$ 2,900	7,400
Designated as Hedging Instrument | Level 2 | Interest Rate Swap
Derivatives:
Derivative assets (liabilities), at fair value, net		100
Derivative liability, notional amount		$ 72,500